Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Schedule of Gross Carrying Amount and Accumulated Amortization of Intangible Assets

The gross carrying amounts and accumulated amortization of intangible assets were as follows:

		Successor
		June 30, 2025			December 31, 2024
	Weighted Avg. Remaining Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	14.1	$684,966	$(41,459)	$643,507	$658,783	$(18,298)	$640,485
Tradenames	14.1	100,627	(6,149)	94,478	98,392	(2,731)	95,661
Technology	4.1	5,029	(922)	4,107	4,925	(414)	4,511
		$790,622	$(48,530)	$742,092	$762,100	$(21,443)	$740,657

The gross carrying amount and accumulated amortization of intangible assets were as follows:

		Successor December 31, 2024			Predecessor December 31, 2023
	Weighted Avg. Remaining Life (Years)	Gross	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	14.6	$658,783	$(18,298)	$640,485	$266,950	$(77,081)	$189,869
Technology	4.6	4,925	(414)	4,511	87,017	(50,981)	36,036
Tradenames	14.6	98,392	(2,731)	95,661	54,221	(16,078)	38,143
Non-compete agreements		—	—	—	1,758	(1,471)	287
		$762,100	$(21,443)	$740,657	$409,946	$(145,611)	$264,335

Schedule of Estimated Amortization Expense for the Five Following Fiscal Years	Estimated amortization expense for the five following fiscal years is as follows:
2025	$51,463
2026	51,463
2027	51,463
2028	51,463
2029	51,053
Thereafter	483,752
$740,657